SCHEDULE OF OUTSTANDING WARRANTS AND TERMS (Details) (Parenthetical) - shares	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrant percentage		25.00%
Class of Warrant or Right, Outstanding	375,000	2,477,500
Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Class of Warrant or Right, Outstanding	78,707,922	3,351,586